COMMON STOCK (Details Narrative) - USD ($)								3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 18, 2024	Jun. 10, 2024	Feb. 14, 2024	Nov. 02, 2023	Oct. 25, 2023	Feb. 28, 2023	Jan. 09, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Nov. 30, 2023	Oct. 30, 2023	Jan. 31, 2023	Aug. 12, 2020
Common stock, shares authorized									200,000,000		200,000,000	200,000,000
Inducement warrant						16,000
Net proceeds from private placement											$ 12,000,000
Payments of issuance costs									$ 915,000	$ 645,000	1,077,000
shares issued for purchase of assets						10,000
Value issued for purchase of assets						$ 50,000		$ 116,000			116,000
Intangible assets gross						200,000			$ 2,659,000		2,659,000	2,493,000
Cash payment						200,000
Research and development expense						$ 100,000					$ 100,000	$ 200,000
Warrants exercise price						$ 15.25
Reverse stock split					1-for-25
Common stock, shares, issued									4,765,300		1,833,877	920,592
Common stock, shares, outstanding									4,765,300		1,833,877	920,592
Gross proceeds									$ 7,500,000
Common stock par value									$ 0.0001		$ 0.0001	$ 0.0001								$ 0.0001
Securities Purchase Agreement [Member]
Inducement warrant	1,363,812
Warrants exercise price	$ 3.15																	$ 3.83
Gross proceeds	$ 4,300,000
Common stock par value	$ 0.0001
Prefunded Warrants [Member]
Inducement warrant											437,393					413,000
Warrant [Member]
Inducement warrant													4,000	1,393,393	1,470,592
Warrants exercise price													$ 2.38		$ 5.05
Warrant [Member] | Engagement Agreement [Member]
Inducement warrant	95,467
Warrants exercise price	$ 3.9375
Purchase of warrants									(i) a cash fee equal to 7.0% of the aggregate gross proceeds of the Offering, and (ii) a management fee of 1.0% of the aggregate gross proceeds of the Offering. The Company has also agreed to reimburse the Placement Agent for certain expenses and legal fees. In addition, the Company issued to the Placement Agent or its designees warrants (the “Placement Agent Warrants”) to purchase up to 95,467
Maximum [Member]
Inducement warrant						16,000
Common stock, shares, issued					29,928,786
Common stock, shares, outstanding					29,928,786
Minimum [Member]
Common stock, shares, issued					1,197,258
Common stock, shares, outstanding					1,197,258
Series B Warrant [Member] | Inducement Agreement [Member]
Inducement warrant			1,470,592
Warrants exercise price			$ 4.02
Gross proceeds			$ 4,000,000.0
Issuance costs			$ 300,000
Series B Warrant [Member] | Inducement Agreement [Member] | Subsequent Event [Member]
Inducement warrant			1,470,592
Warrants exercise price			$ 4.02
Gross proceeds			$ 4,000,000.0
Series B-1 Common Stock [Member] | Inducement Agreement [Member]
Inducement warrant			735,296
Warrants exercise price			$ 5.05
Series B-2 Common Stock [Member] | Inducement Agreement [Member]
Inducement warrant			735,296
Warrants exercise price			$ 5.05
Private Placement [Member] | Prefunded Warrants [Member]
Inducement warrant																	850,393		186,667
Warrants exercise price																	$ 0.0001		$ 0.0001
Private Placement [Member] | Prefunded Warrants [Member] | Securities Purchase Agreement [Member] | V-CO Investors LLC [Member]
Inducement warrant		3,050,768
Net proceeds from private placement		$ 7,500,000
Warrants exercise price		$ 0.0001
Warrant purchase price		$ 2.329
Warrant Period		5 years
Private Placement [Member] | Common Stock Purchase Warrant [Member] | Securities Purchase Agreement [Member] | V-CO Investors LLC [Member]
Inducement warrant		3,220,266
Warrants exercise price		$ 2.204
Private Placement [Member] | Warrant [Member]
Inducement warrant								186,667			437,393						1,960,786		266,667
Warrants exercise price									$ 3.9375				$ 2.204				$ 3.83		$ 30
Private Placement [Member] | Maximum [Member] | Prefunded Warrants [Member]
Inducement warrant													3,050,768
Private Placement [Member] | Maximum [Member] | Warrant [Member]
Inducement warrant									95,467				3,220,266
Private Placement [Member] | Series B Warrant [Member] | Securities Purchase Agreement [Member]
Inducement warrant																		980,393
Common Stock [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Common stock par value																		$ 0.0001
Common Stock [Member] | Private Placement [Member] | Securities Purchase Agreement [Member] | V-CO Investors LLC [Member]
Share issue		169,498
Common Stock [Member] | Private Placement [Member] | Prefund Warrant [Member] | Securities Purchase Agreement [Member]
Inducement warrant							186,667
Warrants exercise price							$ 0.0001
Common Stock [Member] | Private Placement [Member] | Common Stock Purchase Warrant [Member] | Securities Purchase Agreement [Member]
Inducement warrant							266,667												266,667
Warrants exercise price							$ 30										$ 3.83		$ 30.00
Series B-1 Common Stock [Member] | Inducement Agreement [Member] | Subsequent Event [Member]
Inducement warrant			735,296
Warrants exercise price			$ 5.05
Series B-2 Common Stock [Member] | Inducement Agreement [Member] | Subsequent Event [Member]
Inducement warrant			735,296
Warrants exercise price			$ 5.05
January 2023 Private Placement [Member] | Private Placement [Member]
Net proceeds from private placement							$ 7,400,000
Payments of issuance costs							$ 600,000
January 2023 Private Placement [Member] | Common Stock [Member] | Private Placement [Member]
Share issue							80,000
January 2023 Private Placement [Member] | Common Stock [Member] | Private Placement [Member] | Prefund Warrant [Member]
Inducement warrant							186,667
January 2023 Private Placement [Member] | Common Stock [Member] | Private Placement [Member] | Common Stock Purchase Warrant [Member]
Inducement warrant							266,667
November 2023 Private Placement [Member]
Payments of issuance costs				$ 500,000
November 2023 Private Placement [Member] | Prefunded Warrants [Member]
Inducement warrant				850,393
Warrants exercise price				$ 0.0001
November 2023 Private Placement [Member] | Prefund Warrant [Member]
Inducement warrant							186,667
Warrants exercise price							$ 0.0001
November 2023 Private Placement [Member] | Private Placement [Member]
Payments of issuance costs				$ 500,000
November 2023 Private Placement [Member] | Private Placement [Member] | Prefunded Warrants [Member]
Inducement warrant				850,393
Warrants exercise price				$ 0.0001
November 2023 Private Placement [Member] | Common Stock [Member]
Share issue				130,000
Payments of issuance costs				$ 500,000
Sale of stock				$ 4,000,000.0
November 2023 Private Placement [Member] | Common Stock [Member] | Private Placement [Member]
Share issue				130,000
Sale of stock				$ 4,000,003
November 2023 Private Placement [Member] | Series A Warrant [Member]
Warrants exercise price				$ 3.83
November 2023 Private Placement [Member] | Series A Warrant [Member] | Maximum [Member]
Inducement warrant				980,393
November 2023 Private Placement [Member] | Series A Warrant [Member] | Private Placement [Member]
Inducement warrant				980,393
November 2023 Private Placement [Member] | Series B Warrant [Member]
Warrants exercise price				$ 3.83
November 2023 Private Placement [Member] | Series B Warrant [Member] | Maximum [Member]
Inducement warrant				980,393
November 2023 Private Placement [Member] | Series B Warrant [Member] | Private Placement [Member]
Inducement warrant				980,393